COMMITMENTS AND CONTINGENCIES (Details) $ in Millions, ₫ in Billions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
COMMITMENTS AND CONTINGENCIES
Estimated commitments related to the development of the projects and products	₫ 14,242.8	$ 585.3	₫ 13,327.9